Accounts Payable and Accrued Expenses - Accrued Expenses (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ACCRUED LIABILITIES CURRENT [Abstract]
Accrued salaries	$ 4,746	$ 6,563
Taxes	6,094	5,002
Accrued fees	266	1,086
Accrued bond coupon	4,531	4,531
Accrued interest	1,305	1,112
Other	40	56
Total accrued expenses	$ 16,982	$ 18,350